Schedule of investments
Delaware Tax-Free Idaho Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.49%
Corporate Revenue Bond — 1.00%
Nez Perce County, Idaho Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$ 1,234,200
		1,234,200
Education Revenue Bonds — 22.18%
Boise, Idaho State University Revenue
(General Project)
Series A 5.00% 4/1/47	500,000	520,660
Series A 5.00% 4/1/48	435,000	455,841
Idaho Housing & Finance Association
(Alturas International Academy Project) 4.00% 5/1/52	1,500,000	1,278,795
(Anser of Idaho Project)
Series A 2.25% 5/1/51	1,165,000	678,088
Series A 3.00% 5/1/41	2,150,000	1,688,696
Series A 4.00% 5/1/56	1,585,000	1,337,328
(Compass Public Charter School Project)
Series A 144A 6.00% 7/1/39 #	370,000	387,919
Series A 144A 6.00% 7/1/49 #	595,000	617,057
Series A 144A 6.00% 7/1/54 #	570,000	589,842
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	1,000,000	917,550
(Gem Prep: Meridian Project) Series A 4.00% 5/1/57	1,000,000	840,450
(Idaho Arts Charter School Project)
Series A 4.00% 5/1/41	330,000	316,968
Series A 4.00% 5/1/50	520,000	478,410
Series A 4.00% 5/1/55	305,000	275,052
Series A 144A 5.00% 12/1/38 #	2,050,000	2,069,660
Series A 144A 5.00% 12/1/46 #	1,000,000	1,005,950
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	1,000,000	724,930
(North Star Charter School)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #, ^	2,888,155	487,376
Series A 6.75% 7/1/48	529,151	551,846
(Sage International School of Boise Project)
Series A 4.00% 5/1/50	3,000,000	2,755,680
Series A 4.00% 5/1/55	1,100,000	991,991
(Victory Charter School Project) Series B 144A 5.00% 7/1/39 #	1,000,000	1,011,150
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	$ 1,277,002
Idaho State University General Revenue Bonds
Series A 4.00% 4/1/37	350,000	352,485
Series A 4.50% 4/1/52	1,750,000	1,770,773
Series A 5.25% 4/1/42	605,000	671,235
Idaho State University Revenue
3.00% 4/1/49	1,700,000	1,249,279
University of Idaho
Series A 5.00% 4/1/35 (AGM)	580,000	657,992
Unrefunded Series A 5.00% 4/1/41	680,000	723,425
(BAM) Series A 4.00% 4/1/45	700,000	683,802
		27,367,232
Electric Revenue Bonds — 3.52%
Boise-Kuna, Idaho Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,035,740
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	75,000	53,813
Series AAA 5.25% 7/1/25 ‡	45,000	32,175
Series CCC 5.25% 7/1/27 ‡	345,000	247,538
Series WW 5.00% 7/1/28 ‡	320,000	229,600
Series WW 5.50% 7/1/38 ‡	1,500,000	1,078,125
Series XX 4.75% 7/1/26 ‡	50,000	35,500
Series XX 5.25% 7/1/40 ‡	595,000	426,912
Series XX 5.75% 7/1/36 ‡	175,000	126,000
Series ZZ 4.75% 7/1/27 ‡	40,000	28,400
Series ZZ 5.25% 7/1/24 ‡	60,000	42,900
		4,336,703
Healthcare Revenue Bonds — 12.99%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	1,350,000	1,347,151
(St. Luke's Health System Project)
3.00% 3/1/51	3,300,000	2,457,939
4.00% 3/1/51	2,210,000	2,040,626
Series A 3.00% 3/1/51	3,000,000	2,110,530
Series A 4.00% 3/1/46	500,000	447,955
Series A 5.00% 3/1/27	1,000,000	1,046,830
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Credit Group)
Series ID 4.00% 12/1/43	3,595,000	$ 3,472,698
Series ID 5.00% 12/1/46	750,000	765,653
(Valley Vista Care Corporation)
Series A 4.00% 11/15/27	705,000	686,691
Series A 5.25% 11/15/37	1,005,000	823,638
Series A 5.25% 11/15/47	1,130,000	821,250
		16,020,961
Housing Revenue Bonds — 3.33%
Idaho Housing & Finance Association
Series A 4.50% 1/21/49 (GNMA)	230,750	230,807
Idaho Housing & Finance Association Multifamily Housing Revenue
(Sunset Landing Apartments Project)
Series A 2.75% 7/1/40	1,300,000	1,030,250
Series A 3.125% 7/1/54	2,000,000	1,451,860
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation) Series A 4.75% 1/1/48 (GNMA)	1,000,000	1,006,500
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 3.00% 1/1/43 (FHA)	425,000	383,010
		4,102,427
Industrial Development Revenue/Pollution Control Revenue Bond — 1.63%
Power County, Idaho Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,006,880
		2,006,880
Lease Revenue Bonds — 10.68%
Boise, Idaho Urban Renewal Agency
5.00% 12/15/31	750,000	780,690
5.00% 12/15/32	750,000	779,933
Fremont County, Idaho Annual Appropriation Certificates of Participation
4.00% 9/1/36	750,000	764,895
Idaho Falls Certificates of Participation
4.00% 9/15/39	1,050,000	1,031,499
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Idaho Fish & Wildlife Foundation
(Idaho Department of Fish & Game Headquarters Office Project)
4.00% 12/1/36	525,000	$ 535,117
4.00% 12/1/39	1,540,000	1,532,685
4.00% 12/1/42	1,300,000	1,278,303
4.00% 12/1/44	250,000	243,582
(Idaho Department of Fish & Game Nampa Regional Office Project) 5.00% 12/1/41	200,000	214,606
Idaho Housing & Finance Association Economic Development Facilities Revenue
(TDF Facilities Project)
Series A 6.50% 2/1/26	595,000	595,875
Series A 7.00% 2/1/36	1,500,000	1,502,895
Idaho Housing & Finance Association Grant and Revenue Anticipation Bonds
Series A 4.00% 7/15/39	2,735,000	2,673,927
Idaho State Building Authority Revenue
(Department of Health & Welfare Project) Series B 4.00% 9/1/48	1,290,000	1,246,772
		13,180,779
Local General Obligation Bonds — 7.24%
Ada & Boise Counties, Idaho Independent School District Boise City
5.00% 8/1/35	1,160,000	1,220,958
5.00% 8/1/34	1,000,000	1,057,850
5.00% 8/1/36	500,000	523,995
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed) Series B 5.00% 9/15/24	1,480,000	1,482,057
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	549,430
Series A 4.00% 9/15/37	1,000,000	1,010,710
Series C 5.00% 9/15/42	500,000	521,425
Ketchum City, Idaho
2.125% 9/15/41	500,000	349,790
Madison County, Idaho School District No. 321 Rexburg
(Sales Tax & Credit Enhancement Guaranty)
Series B 5.00% 8/15/25	500,000	517,870
Series B 5.00% 9/15/31	600,000	642,084
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Nez Perce County, Idaho Independent School DistrictNo. 1
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/36	1,000,000	$ 1,053,960
		8,930,129
Pre-Refunded/Escrowed to Maturity Bonds — 3.59%
Ada & Canyon Counties, Idaho Joint School District No. 3 Kuna
Series B 5.00% 9/15/33	250,000	268,407
(Sales Tax & Credit Enhancement Guaranty) Series B 5.00% 9/15/35-27 §	1,100,000	1,183,039
Canyon County, Idaho School District No. 139 Vallivue
(School Board Guaranteed) 5.00% 9/15/33-23 §	400,000	401,804
Idaho State Building Authority Revenue
(State Office Campus Project) Series A 4.00% 9/1/48 §	500,000	523,295
Nampa, Idaho Development Corporation Revenue
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	1,000,000	1,038,520
Twin Falls County, Idaho School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37-24 §	1,000,000	1,017,680
		4,432,745
Resource Recovery Revenue Bond — 0.32%
Idawy, Idaho Solid Waste District
Series A 3.00% 1/1/50	550,000	399,790
		399,790
Special Tax Revenue Bonds — 23.76%
Commonwealth of Puerto Rico
3.817% 11/1/51 •	3,469,212	1,387,685
(Restructured) 3.129% 11/1/43 •	2,473,831	1,209,085
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	5,678,013	4,698,556
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/39	230,000	231,635
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
5.00% 8/15/47	5,295,000	5,754,924
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Idaho Housing & Finance Association Sales Tax Revenue
(Transportation Expansion And Congestion Mitigation)
Series A 4.00% 8/15/48	2,370,000	$ 2,274,939
Series A 5.00% 8/15/42	1,325,000	1,455,049
Idaho Water Resource Board Loan Program Revenue
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,566,640
Matching Fund Special Purpose Securitization
Series A 5.00% 10/1/32	250,000	248,692
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.462% 7/1/46 ^	3,320,000	897,197
Series A-1 5.734% 7/1/51 ^	10,663,000	2,123,537
(Restructured)
Series A-1 4.55% 7/1/40	875,000	834,925
Series A-1 4.75% 7/1/53	3,045,000	2,823,476
Series A-1 5.00% 7/1/58	1,181,000	1,131,327
Series A-2 4.329% 7/1/40	730,000	678,119
		29,315,786
State General Obligation Bond — 0.15%
Commonwealth of Puerto Rico
(Restructured) Series A-1 4.00% 7/1/41	221,605	185,614
		185,614
Transportation Revenue Bonds — 5.34%
Boise City, Idaho Airport Revenue
(Employee Parking Facilities Project) Series B 4.00% 9/1/51 (AMT)	1,955,000	1,798,795
(Public Parking Facilities Project) Series A 5.00% 9/1/51	1,500,000	1,604,145
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	2,340,000	2,249,325
Series C 6.751% 7/1/53	1,540,000	939,385
		6,591,650
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bond — 1.76%
City of Boise City, Idaho Water Renewal Revenue
5.00% 9/1/51	2,000,000	$ 2,170,540
		2,170,540
Total Municipal Bonds (cost $127,537,871)		120,275,436
	Number of shares
Short-Term Investments — 1.59%
Money Market Mutual Funds — 1.59%
Dreyfus Tax Exempt Cash Management - Institutional Shares (seven-day effective yield 3.26%)	1,960,295	1,960,295
Total Short-Term Investments (cost $1,960,295)		1,960,295
Total Value of Securities—99.08% (cost $129,498,166)		122,235,731

Receivables and Other Assets Net of Liabilities—0.92%		1,135,172
Net Assets Applicable to 11,995,279 Shares Outstanding—100.00%		$123,370,903
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $8,849,954, which represents 7.17% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 9 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
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Schedule of investments
Delaware Tax-Free Idaho Fund   (Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
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